OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2022
Other Receivables
OTHER RECEIVABLES

11.	OTHER RECEIVABLES

	Year ended March 31,
	$2022	2021
Group
Other receivables	19,130	4,499
VAT receivable	82,617	17,799
Prepayments	711,209	21,072
	812,956	43,370

There are no differences between the carrying amount and fair value of any of the trade and other receivables above.

Prepayments include $639,635 of prepaid invoices relating to the OK-101 project.